Income taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Statutory rate	26.50%
Canadian tax losses include a dual Canadian and U.S. resident entity	$ 20.9	$ 17.6